WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

(Percentages shown based on Fund net assets)

Consolidated schedule of investments (unaudited)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 116.4%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	105,352,500	$120,406,733	(a)
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	6,912,500	8,224,332
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	17,237,700	22,452,366
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	27,179,070	34,075,481
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	98,364,520	134,058,426	(a)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	44,171,830	52,762,588	(a)
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	53,473,269	71,881,300	(a)(b)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	13,023,670	15,676,121	(b)(c)
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	9,434,541	10,434,281
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	90,566,390	91,616,479	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	84,866,600	87,480,076
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	43,483,320	45,142,609	(a)
U.S. Treasury Notes, Inflation Indexed	0.625%	4/15/23	80,814,960	84,840,147	(a)
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	13,143,680	13,972,169
U.S. Treasury Notes, Inflation Indexed	0.500%	4/15/24	28,741,440	30,584,747	(a)
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	95,299,487	103,667,119	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/26	7,441,770	7,942,876
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/26	24,486,960	26,323,276
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/31	6,241,320	6,861,519

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $899,610,639)				968,402,645

CORPORATE BONDS & NOTES - 9.4%
COMMUNICATION SERVICES - 0.0%††
Wireless Telecommunication Services - 0.0%††
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	100,000	103,899

CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Sands China Ltd., Senior Notes	5.400%	8/8/28	2,480,000	2,441,783
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	168,480	(d)
Sands China Ltd., Senior Notes	4.375%	6/18/30	600,000	553,500
Sands China Ltd., Senior Notes	3.250%	8/8/31	600,000	489,000	(d)

TOTAL CONSUMER DISCRETIONARY				3,652,763

ENERGY - 4.3%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	11,000	11,519

Oil, Gas & Consumable Fuels - 4.3%
Apache Corp., Senior Notes	5.250%	2/1/42	910,000	897,783
Apache Corp., Senior Notes	4.250%	1/15/44	2,630,000	2,351,970
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	110,000	113,576

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2022 Quarterly Report	1

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

(Percentages shown based on Fund net assets)

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	580,000	$604,529
Chevron USA Inc., Senior Notes	3.900%	11/15/24	500,000	526,214
Continental Resources Inc., Senior Notes	4.900%	6/1/44	2,250,000	2,271,476
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	2,880,000	2,913,925
EOG Resources Inc., Senior Notes	4.375%	4/15/30	70,000	77,365
EOG Resources Inc., Senior Notes	4.950%	4/15/50	250,000	304,362
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	6,590,000	7,466,578
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	660,000	653,580
Gazprom PJSC Via Gaz Capital SA, Senior Notes	5.150%	2/11/26	3,720,000	1,842,546	(d)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	4,000,000	4,015,224	(d)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	8,000	8,134	(d)
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	330,000	355,068
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	2,690,000	2,997,669
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	3,690,000	3,895,644
Range Resources Corp., Senior Notes	5.000%	3/15/23	673,000	681,345
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	2,350,000	2,767,484
YPF SA, Senior Notes	8.500%	7/28/25	1,700,000	1,358,980	(e)

Total Oil, Gas & Consumable Fuels				36,103,452

TOTAL ENERGY				36,114,971

FINANCIALS - 1.0%
Banks - 0.8%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,029,000	1,067,065
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	4,480,000	5,529,220	(f)

Total Banks				6,596,285

Diversified Financial Services - 0.2%
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	3.620%	12/21/65	2,084,000	1,792,240	(d)(f)

Insurance - 0.0%††
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/22	48,493	63,798	(d)(g)

TOTAL FINANCIALS				8,452,323

See Notes to Consolidated Schedule of Investments.

2	Western Asset Inflation-Linked Opportunities & Income Fund 2022 Quarterly Report

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

(Percentages shown based on Fund net assets)

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 0.9%
Pharmaceuticals - 0.9%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	2,870,000	$2,972,545	(d)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,970,000	1,997,580	(d)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	2,620,000	2,704,849	(d)

TOTAL HEALTH CARE				7,674,974

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.5%
General Dynamics Corp., Senior Notes	4.250%	4/1/40	30,000	33,562
General Dynamics Corp., Senior Notes	4.250%	4/1/50	3,470,000	3,993,352

TOTAL INDUSTRIALS				4,026,914

INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Inc., Senior Notes	3.137%	11/15/35	400,000	370,869	(d)

MATERIALS - 2.2%
Metals & Mining - 2.2%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	570,000	600,660	(d)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	1,630,000	1,711,502	(d)
Antofagasta PLC, Senior Notes	2.375%	10/14/30	1,110,000	997,929	(d)
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	330,000	387,238
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,170,000	1,459,603
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	1,620,000	1,958,678
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	2,330,000	2,689,426	(d)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	750,000	775,853	(d)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	500,000	518,721	(d)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	1,630,000	1,683,596	(d)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	3,440,000	4,010,283
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	1,360,000	1,425,588

TOTAL MATERIALS				18,219,077

TOTAL CORPORATE BONDS & NOTES (Cost - $77,983,045)				78,615,790

COLLATERALIZED MORTGAGE OBLIGATIONS(h) - 8.4%
AOA Mortgage Trust, 2021-1177 A (1 mo. USD LIBOR + 0.874%)	1.066%	10/15/38	2,240,000	2,207,586	(d)(f)
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	0.328%	9/29/36	6,466,571	6,466,571	(d)(f)

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2022 Quarterly Report	3

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

(Percentages shown based on Fund net assets)

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (h) - (continued)
Banc of America Funding Trust, 2015-R2 5A2	0.335%	9/29/36	8,858,860	$7,749,017	(d)(f)
BDS, 2021-FL8 A (1 mo. USD LIBOR + 0.920%)	1.057%	1/18/36	963,551	948,054	(d)(f)
Benchmark Mortgage Trust, 2021-B29 XA, IO	1.048%	9/15/54	8,218,518	587,512	(d)(f)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	450,000	441,338
BHMS, 2018-ATLS D (1 mo. USD LIBOR + 2.250%)	2.441%	7/15/35	4,220,000	4,144,986	(d)(f)
BX Commercial Mortgage Trust, 2020-FOX F (1 mo. USD LIBOR + 4.250%)	4.441%	11/15/32	396,118	393,564	(d)(f)
BX Commercial Mortgage Trust, 2021-CIP A (1 mo. USD LIBOR + 0.921%)	1.112%	12/15/38	520,000	511,641	(d)(f)
BX Commercial Mortgage Trust, 2021- VOLT A (1 mo. USD LIBOR + 0.700%)	0.891%	9/15/36	910,000	885,059	(d)(f)
BX Commercial Mortgage Trust, 2021-XL2 D (1 mo. USD LIBOR + 1.397%)	1.588%	10/15/38	2,250,000	2,200,976	(d)(f)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	4.156%	2/15/39	1,820,000	1,805,516	(d)(f)
BX Trust, 2021-ARIA D (1 mo. USD LIBOR + 1.895%)	2.086%	10/15/36	2,230,000	2,171,510	(d)(f)
BXMT Ltd., 2020-FL2 A (30 Day Average SOFR + 1.014%)	1.063%	2/15/38	1,310,000	1,301,422	(d)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA4 M2 (1 mo. USD LIBOR + 3.750%)	3.937%	8/25/50	212,484	212,960	(d)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	3,690,000	3,690,027	(d)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M2	4.000%	8/25/56	5,170,000	5,178,421	(d)(f)
Federal National Mortgage Association (FNMA) - CAS, 2017-C06 1B1 (1 mo. USD LIBOR + 4.150%)	4.337%	2/25/30	2,950,000	3,117,194	(d)(f)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1M2 (1 mo. USD LIBOR + 2.100%)	2.287%	10/25/39	499,793	501,122	(d)(f)
Hawaii Hotel Trust, 2019-MAUI F (1 mo. USD LIBOR + 2.750%)	2.941%	5/15/38	1,760,000	1,722,500	(d)(f)

See Notes to Consolidated Schedule of Investments.

4	Western Asset Inflation-Linked Opportunities & Income Fund 2022 Quarterly Report

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

(Percentages shown based on Fund net assets)

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (h) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.644%	2/15/51	37,553		$34,271	(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFL (1 mo. USD LIBOR + 3.000%)	3.126%	1/16/37	1,976,481		1,908,340	(d)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.688%	1/16/37	4,570,000		4,279,665	(d)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN XHFL, IO	0.600%	1/16/37	11,560,000		18,634	(d)(f)
Lehman Mortgage Trust, 2006-5 2A2, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	6.963%	9/25/36	2,476,897		594,698	(f)
Morgan Stanley Capital I Inc., 2021-ILP A (1 mo. USD LIBOR + 0.778%)	0.970%	11/15/23	1,903,705		1,879,435	(d)(f)
Morgan Stanley Mortgage Loan Trust, 2007-11AR 2A3	2.627%	6/25/37	71,242		52,335	(f)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	2,530,000		2,511,809	(d)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%, 3.511% floor)	3.511%	4/18/24	5,700,000		5,687,061	(d)(f)
PFP Ltd., 2021-8 A (1 mo. USD LIBOR + 1.000%)	1.126%	8/9/37	2,550,000		2,536,289	(d)(f)
SREIT Trust, 2021-MFP A (1 mo. USD LIBOR + 0.731%)	0.922%	11/15/38	650,000		637,819	(d)(f)
SREIT Trust, 2021-PALM B (1 mo. USD LIBOR + 0.810%)	1.001%	10/15/34	1,930,000		1,879,799	(d)(f)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	1.104%	2/25/46	1,146,859		1,109,200	(f)
Wells Fargo Commercial Mortgage Trust, 2021-C59 XA, IO	1.549%	4/15/54	3,975,851		423,112	(f)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $66,070,220)					69,789,443

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 5.4%
Brazil - 2.1%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/30	31,603,432	BRL	6,289,465
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/50	55,545,426	BRL	11,187,284

Total Brazil					17,476,749

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2022 Quarterly Report	5

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

(Percentages shown based on Fund net assets)

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Canada - 0.7%
Canadian Government Real Return Bond	1.500%	12/1/44	3,699,640	CAD	$3,616,540
Canadian Government Real Return Bond	0.500%	12/1/50	3,202,062	CAD	2,594,517

Total Canada					6,211,057

Mexico - 1.5%
Mexican Udibonos	2.000%	6/9/22	251,248,795	MXN	12,212,061

Russia - 0.2%
Russian Federal Inflation Linked Bond - OFZ	2.500%	2/2/28	559,462,819	RUB	1,783,847

Uruguay - 0.9%
Uruguay Government International Bond	4.250%	4/5/27	277,762,377	UYU	7,476,028

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $61,220,550)					45,159,742

Sovereign Bonds - 5.0%
Argentina - 0.0%††
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	26,750,000	ARS	85,720	(i)

Brazil - 0.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	4,090,000	BRL	779,166
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	2,446,000	BRL	454,047

Total Brazil					1,233,213

Chile - 0.7%
Bonos de la Tesoreria de la Republica en pesos, Bonds	5.000%	3/1/35	4,785,000,000	CLP	5,563,987

Indonesia - 1.6%
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	400,000		420,733	(d)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	1,790,000		1,850,514
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	430,000		481,634	(d)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	880,000		953,462	(d)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	2,010,000		2,057,547
Indonesia Treasury Bond	7.000%	5/15/27	100,812,000,000	IDR	7,459,465

Total Indonesia					13,223,355

See Notes to Consolidated Schedule of Investments.

6	Western Asset Inflation-Linked Opportunities & Income Fund 2022 Quarterly Report

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

(Percentages shown based on Fund net assets)

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 2.0%
Mexican-Bonos, Bonds	8.000%	11/7/47	51,280,000	MXN	$2,454,157
Mexican-Bonos, Senior Notes	7.750%	11/13/42	217,320,000	MXN	10,165,262
Mexico Government International Bond, Senior Notes	4.500%	4/22/29	3,720,000		3,959,140

Total Mexico					16,578,559

Nigeria - 0.0%††
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	280,000		267,553	(d)

Russia - 0.2%
Russian Federal Bond - OFZ	7.050%	1/19/28	335,648,000	RUB	1,669,964

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	3.875%	4/16/50	2,550,000		2,738,659	(d)

TOTAL SOVEREIGN BONDS (Cost - $50,198,612)					41,361,010

ASSET-BACKED SECURITIES - 0.8%
Bear Stearns Asset Backed Securities Trust, 2007-SD2 2A1 (1 mo. USD LIBOR + 0.800%)	0.987%	9/25/46	30,087		29,342	(f)
BRSP Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.150%)	1.321%	8/19/38	2,000,000		1,995,996	(d)(f)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. USD LIBOR + 1.020%)	1.211%	7/15/39	2,610,000		2,597,015	(d)(f)
Origen Manufactured Housing Contract Trust, 2007-B A1 (1 mo. USD LIBOR + 1.200%)	1.391%	10/15/37	2,530,920		2,497,264	(d)(f)

TOTAL ASSET-BACKED SECURITIES (Cost - $6,969,450)					7,119,617

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.0%††
U.S. Government Obligations - 0.0%††
U.S. Treasury Notes (Cost - $177,356)	1.375%	11/15/31	180,000		172,589

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,162,229,872)					1,210,620,836

			SHARES
SHORT-TERM INVESTMENTS - 1.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $11,327,861)	0.010%		11,327,861		11,327,861	(j)

TOTAL INVESTMENTS - 146.8% (Cost - $1,173,557,733)					1,221,948,697
Liabilities in Excess of Other Assets - (46.8)%					(389,672,079)

TOTAL NET ASSETS - 100.0%					$832,276,618

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2022 Quarterly Report	7

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2022

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(c)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(j)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2022, the total market value of investments in Affiliated Companies was $11,327,861 and the cost was $11,327,861 (Note 2).

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CLP	— Chilean Peso
CMT	— Constant Maturity Treasury
GTD	— Guaranteed
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PJSC	— Private Joint Stock Company
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
UYU	— Uruguayan Peso

See Notes to Consolidated Schedule of Investments.

8	Western Asset Inflation-Linked Opportunities & Income Fund 2022 Quarterly Report

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2022

At February 28, 2022, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Credit Suisse	0.100%	4/8/2019	TBD***	$ 20,137,500	U.S. Treasury Inflation Protected Securities	$24,133,732
Morgan Stanley & Co. Inc.	0.140%	9/10/2021	3/9/2022	380,487,500	U.S. Treasury Inflation Protected Securities Cash	385,485,406 3,460,000

				$400,625,000		$413,079,138

*	Refer to the Consolidated Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

***

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of February 28, 2022.

At February 28, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	769	12/23	$190,274,740	$188,126,238	$(2,148,502)
Brent Crude	258	4/22	21,202,653	24,535,800	3,333,147
Copper	199	5/22	22,480,035	22,161,137	(318,898)
Euro	32	3/22	4,536,813	4,490,600	(46,213)
Gold 100 Ounce	201	4/22	36,671,300	38,204,070	1,532,770
Mexican Peso	257	3/22	5,966,733	6,248,955	282,222
Russian Ruble	21	3/22	667,327	462,000	(205,327)
U.S. Treasury 5-Year Notes	1,293	6/22	152,148,352	152,937,656	789,304
U.S. Treasury 10-Year Notes	2,979	6/22	375,987,544	379,636,313	3,648,769
WTI Crude	150	7/22	12,708,375	13,017,000	308,625

					7,175,897

Contracts to Sell:
British Pound	67	3/22	5,527,332	5,617,531	(90,199)
U.S. Treasury Long-Term Bonds	924	6/22	143,184,545	144,779,250	(1,594,705)
U.S. Treasury Ultra Long-Term Bonds	208	6/22	38,878,357	38,675,000	203,357
WTI Crude	141	3/22	12,637,295	13,496,520	(859,225)

					(2,340,772)

Net unrealized appreciation on open futures contracts					$4,835,125

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2022 Quarterly Report	9

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2022

At February 28, 2022, the Fund had the following open forward foreign currency contracts:

Purchased Currency		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	22,500,000	USD	286,041	Citibank N.A.	3/15/22	$(80,446)
RUB	22,500,000	USD	277,872	Goldman Sachs Group Inc.	3/15/22	(72,277)
BRL	62,340,000	USD	10,671,003	Citibank N.A.	4/19/22	1,267,729
IDR	52,969,535,174	USD	3,652,694	Citibank N.A.	4/19/22	21,577
INR	642,419,942	USD	8,524,115	Citibank N.A.	4/19/22	(50,660)
USD	7,155,855	CLP	6,204,483,648	Citibank N.A.	4/19/22	(555,778)
USD	1,559,393	EUR	1,377,846	Citibank N.A.	4/19/22	11,432
USD	68,241	MXN	1,420,000	Citibank N.A.	4/19/22	(479)
USD	8,733,366	MXN	181,730,000	Citibank N.A.	4/19/22	(61,321)
USD	11,667,859	MXN	244,570,000	Citibank N.A.	4/19/22	(167,922)
GBP	4,241,448	USD	5,750,781	Goldman Sachs Group Inc.	4/19/22	(59,582)
RUB	2,077,464,952	USD	26,953,461	Goldman Sachs Group Inc.	4/19/22	(8,580,874)
USD	499,361	AUD	696,486	JPMorgan Chase & Co.	4/19/22	(6,874)
USD	3,271,548	MXN	67,894,444	JPMorgan Chase & Co.	4/19/22	(14,152)
BRL	38,497,945	USD	6,627,293	Morgan Stanley & Co. Inc.	4/19/22	745,448
COP	54,160,819,992	USD	13,131,169	Morgan Stanley & Co. Inc.	4/19/22	549,156
JPY	897,550,000	USD	7,756,926	Morgan Stanley & Co. Inc.	4/19/22	58,956
MXN	27,201,556	USD	1,311,506	Morgan Stanley & Co. Inc.	4/19/22	4,893
USD	6,166,961	CAD	7,848,383	Morgan Stanley & Co. Inc.	4/19/22	(25,968)
MYR	41,650,000	USD	9,952,210	Morgan Stanley & Co. Inc.	4/20/22	(49,533)

Total						$(7,066,675)

See Notes to Consolidated Schedule of Investments.

10	Western Asset Inflation-Linked Opportunities & Income Fund 2022 Quarterly Report

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2022

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
RUB	— Russian Ruble
USD	— United States Dollar

At February 28, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$56,220,000	3/22/23	2.570%*	CPURNSA*	—	$3,851,449
	14,120,000	4/7/25	0.802%*	CPURNSA*	$91,118	2,117,844
	56,220,000	3/22/26	CPURNSA*	2.504%*	—	(4,678,889)

Total	$126,560,000				$91,118	$1,290,404

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.37 Index	$62,500,000	12/20/26	5.000% quarterly	$3,477,313	$5,475,847	$(1,998,534)
Markit CDX.NA.IG.37 Index	158,874,000	12/20/26	1.000% quarterly	2,330,205	3,538,823	(1,208,618)

Total	$221,374,000			$5,807,518	$9,014,670	$(3,207,152)

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2022 Quarterly Report	11

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2022

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	One time payment made at termination date.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

12	Western Asset Inflation-Linked Opportunities & Income Fund 2022 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation-Linked Opportunities & Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on February 25, 2004.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective. Under normal market conditions and at the time of purchase, the Fund will invest at least 80% of its total managed assets in inflation-linked securities. The Fund may invest up to 100% of its total managed assets in non-U.S. dollar investments. The Fund may also invest up to 40% of its total managed assets in below investment grade securities. If a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

The Fund may gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Western Asset Inflation-Linked Opportunities & Income Fund CFC (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary; although 10% of total managed assets may be utilized for commodity-related strategies. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the

13

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)

manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information

14

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)

generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$968,402,645	—	$968,402,645
Corporate Bonds & Notes	—	78,615,790	—	78,615,790
Collateralized Mortgage Obligations	—	69,789,443	—	69,789,443
Non-U.S. Treasury Inflation Protected Securities	—	45,159,742	—	45,159,742
Sovereign Bonds	—	41,361,010	—	41,361,010
Asset-Backed Securities	—	7,119,617	—	7,119,617
U.S. Government & Agency Obligations	—	172,589	—	172,589
Total Long-Term Investments	—	1,210,620,836	—	1,210,620,836

Short-Term Investments†	$11,327,861	—	—	11,327,861

Total Investments	$11,327,861	$1,210,620,836	—	$1,221,948,697

15

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$10,098,194	—	—	$10,098,194
Forward Foreign Currency Contracts††	—	$2,659,191	—	2,659,191
Centrally Cleared Interest Rate Swaps††	—	5,969,293	—	5,969,293

Total Other Financial Instruments	$10,098,194	$8,628,484	—	$18,726,678

Total	$21,426,055	$1,219,249,320	—	$1,240,675,375

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$5,263,069	—	—	$5,263,069
Forward Foreign Currency Contracts††	—	$9,725,866	—	9,725,866
Centrally Cleared Interest Rate Swaps††	—	4,678,889	—	4,678,889
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	3,207,152	—	3,207,152

Total	$5,263,069	$17,611,907	—	$22,874,976

†	See Consolidated Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

16

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2022. The following transactions were effected in such company for the period ended February 28, 2022.

	Affiliate Value at November 30, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$12,923,449	$126,267,770	126,267,770	$127,863,358	127,863,358	—	$389	—	$11,327,861

17